March 1, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Allstate Financial Advisors Separate Account I (“Registrant”)
Allstate Life Insurance Company (“Depositor”)
Post-Effective Amendment No. 13 to Form N-4 Registration Statement
(File Nos. 333-141909 and 811-09327; CIK No.  1085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 13 to the Registration Statement (“Registration Statement”) pursuant to Rule 485(a) under the Securities Act of 1933 (“Securities Act”).

1.  Registration Statement

Registrant is filing the Registration Statement for the purpose of including a Prospectus Supplement. The Supplement closes the TrueAccumulation - Highest Daily benefit to new elections.

2.  Financial Statements and Exhibits

All financial statements, exhibits, and other required disclosure not included in this Post-Effective Amendment No. 13 will be included in Post-Effective Amendment No. 14 to be filed pursuant to Rule 485(b) under the Securities Act in order to respond to Staff comments.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the filings.  In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-5745.  My fax number is 847-402-3781.  Thank you.

Very truly yours,

/s/ JOCELYN LIU
----------------------------
Jocelyn Liu

Enclosure

cc:           Thomas S. Clark, Esq.
Prudential Financial